Related Party Transactions - Summary of unused Commitments To Related Parties (Details) ₩ in Millions, Rp in Millions, $ in Millions		Dec. 31, 2024 KRW (₩)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 IDR (Rp)	Dec. 31, 2023 KRW (₩)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 IDR (Rp)
Balhae Infrastructure Company
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Purchase of securities		₩ 6,154			₩ 6,154
Korea Credit Bureau Co., Ltd.
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Unused lines of credit for credit card		565			563
Incheon Bridge Co., Ltd.
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Unused lines of credit for credit card		88			88
Loan commitments in Korean won		20,000			20,000
TeamSparta Inc.
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Unused lines of credit for credit card		696			633
Loan commitments in Korean won		1,000			1,000
3D Interactive Co., Ltd.
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Unused lines of credit for credit card		44			8
Food Factory Co., Ltd.
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Unused lines of credit for credit card		50			55
CellinCells Co., Ltd.
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Unused lines of credit for credit card		11			21
RAND Bio Science Co., Ltd.
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Unused lines of credit for credit card		25			24
Big Dipper Co., Ltd.
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Unused lines of credit for credit card		12			31
ASSEMBLE CORPORATION
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Unused lines of credit for credit card		29			45
COSES GT Co., Ltd.
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Unused lines of credit for credit card	[1]	12			29
Spark Biopharma Inc.
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Unused lines of credit for credit card		35			33
Newavel Co., Ltd.
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Unused lines of credit for credit card		10			17
IMBiologics Corp.
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Unused lines of credit for credit card		21			18
SuperNGine Co., Ltd.
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Unused lines of credit for credit card		38			37
IGGYMOB Co., Ltd.
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Unused lines of credit for credit card		50			43
Pin Therapeutics Inc.
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Unused lines of credit for credit card		21			39
Grinergy Co., Ltd.
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Unused lines of credit for credit card	[1]	9			10
S&E Bio Co., Ltd.
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Unused lines of credit for credit card		34			37
Wemade Connect Co., Ltd.
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Unused lines of credit for credit card		121			156
TMAP Mobility Co., Ltd.
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Unused lines of credit for credit card		744			710
Contents First Inc.
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Unused lines of credit for credit card		35			135
Allra Fintech Corp.
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Unused lines of credit for credit card		49			0
Bigwave Robotics Crop.
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Unused lines of credit for credit card		61			69
KB-TS Technology Venture Private Equity Fund
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Purchase of securities		0			110
KB-Stonebridge Secondary Private Equity Fund
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Purchase of securities		173			864
KB-NAU Special Situation Corporate Restructuring Private Equity Fund
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Purchase of securities		4,524			13,488
All Together Korea Fund No.2
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Purchase of securities		990,000			990,000
KB-KTB Technology Venture Fund
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Purchase of securities		0			5,600
KB-SOLIDUS Healthcare Investment Fund
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Purchase of securities		23,569			46,884
KB Co-Investment Private Equity Fund No.1
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Purchase of securities		4,393			13,524
KB-Badgers Future Mobility ESG Fund No.1
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Purchase of securities		26,920			37,323
U-KB Credit No.1 Private Equity
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Purchase of securities		35,700			33,582
KB-NP Green ESG New Technology Venture Capital Fund
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Purchase of securities		9,750			29,550
FineKB Private Equity Fund No.1
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Purchase of securities		2,335			9,125
FineKB Private Equity Fund No.2
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Purchase of securities		0			500
KB-Solidus Global Healthcare Fund
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Purchase of securities		0			2,120
Commitments on loss absorption priority		4,500			4,500
Paramark KB Fund No.1
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Purchase of securities		6,360			14,490
Smart Korea KB Future9-Sejong Venture Fund
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Purchase of securities		2,000			2,000
Shinhan-Eco Venture Fund 2nd
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Purchase of securities		450			675
RMGP Bio-Pharma Investment Fund, L.P.
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Purchase of securities | $			$ 2,693,142			$ 3,622,333
RMGP Bio-Pharma Investment, L.P.
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Purchase of securities | $			8,470			10,027
RMG-KB BP Management Ltd.
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Purchase of securities | $			556,617			630,679
RMG-KB BioAccess Fund L.P.
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Purchase of securities | $			21,113,820			24,722,014
Elev8-Capital Fund I
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Purchase of securities | Rp				Rp 1,787,096,277			Rp 2,445,497,800
Ascent Global Fund III
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Purchase of securities | $			$ 32,437,479			$ 35,000,000
Key management personnel
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Loan commitments in Korean won		3,011			2,666
New Daegu Busan Expressway Co., Ltd
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Unused lines of credit for credit card		4
AIM FUTURE, Inc.
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Unused lines of credit for credit card		35
Novorex Inc.
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Unused lines of credit for credit card		28
Xenohelix Co., Ltd.
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Unused lines of credit for credit card		6
ADPGREEN
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Unused lines of credit for credit card		25
Logpresso Inc.
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Unused lines of credit for credit card		29
DYNE MEDICAL GROUP Inc.
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Unused lines of credit for credit card		135
TriOar Inc. [Member]
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Unused lines of credit for credit card		34
KB-CJ Venture Fund 1st
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Purchase of securities		4,200
KB-IMM New Star Real Estate Private Fund I
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Purchase of securities		42,442
VIG Private Equity Fund V-3
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Purchase of securities		8,364
KB Cyrus Tourism Venture Fund [Member]
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Commitments On Purchase Of Securities		4,000			0
KB SBI Global Strategic Capital Fund [Member]
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Commitments On Purchase Of Securities		₩ 55,702			₩ 0

[1]	Excluded from the Group’s related party as of December 31, 2024.